INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Investments, All Other Investments [Abstract]
SCHEDULE OF INVESTMENTS IN FINANCIAL ASSETS MEASURED AT FAIR VALUE

The following table provides a breakdown of the Company’s investments in financial assets, measured at fair value, as of June 30, 2026, and December 31, 2025 (in thousands):

Description	Cost or Amortized Cost December 31, 2025	Cost or Amortized Cost June 30, 2026	Estimated Fair Value December 31, 2025	Deposits / (Withdrawals)	Dividends, Interest & Income	Gross Unrealized Gains	Estimated Fair Value June 30, 2026
Fixed Income	$16,840	$12,552	$16,628	$(4,245)	$169	$165	$12,717
Investment Certificate	103	99	103	(4)	-	-	99
Total	$16,943	$12,651	$16,731	$(4,249)	$169	$165	$12,816